LOAN RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
LOAN RECEIVABLE (Details Narrative)
Prepayments of loan	$ 4,849,221	$ 172,237
Short-term receivable		358,982	$ 377,590
Long-term receivable		3,897,876	4,410,689
Principal payments		$ 164,521	$ 60,942
Interest rate	5.50%
Loan receivables term	360 years
Decription of loan payment	the Company is to receive 120 equal payments over the term of the loan